Loss of Control of Canmart Ltd - Schdule of Carrying Amounts of Assets and Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	May 30, 2025	Dec. 31, 2024
Schdule of Carrying Amounts of Assets and Liabilities [Line Items]
Cash	$ 755,238	$ 503,562		$ 3,838,650
Accounts receivable (note 6)	1,655,084	1,399,977		370,537
Prepayments	388,311	1,698,022		391,649
Property, plant and equipment (note 8)	3,482,379	2,365,831		2,339,182
Intangible assets (note 10)				15,827
Total assets	6,434,175	6,195,555		7,914,083
Trade and other payables	3,575,873	3,309,037		2,982,499
Total liabilities	$ 22,906,695	18,185,992		$ 3,637,545
Canmart Ltd [Member]
Schdule of Carrying Amounts of Assets and Liabilities [Line Items]
Cash		174	$ 174
Accounts receivable (note 6)		78,737	78,737
Prepayments		62,461	62,461
Loan receivables (note 11)		592,713	592,713
Property, plant and equipment (note 8)		3,067	3,067
Intangible assets (note 10)		17,009	17,009
Total assets		754,161	754,161
Trade and other payables		766,986	766,986
Total liabilities		766,986	766,986
Net liabilities		$ (12,825)	$ (12,825)